Derivative Liabilities - Summary of Derivative Liability Value (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Derivative liability	$ 9,530,296	$ 482,674
Common Stock Warrants [Member]
Derivative liability	8,496,652	20,185
Convertible Debentures [Member]
Derivative liability	$ 1,033,644	$ 462,489